GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Finite-Lived Intangible Assets [Line Items]
Non-compete agreements	$ 5,496	$ 2,917
Customer relationships	19,194	9,480
Licensing agreements	4,589	4,589
Patents	3,563	3,464
Total	32,842	20,450
Accumulated Amortization	(17,485)	(13,971)
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(1,725)	(1,019)
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(10,140)	(8,027)
Licensing agreements
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(2,524)	(2,065)
Patents
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (3,096)	$ (2,860)